Net income per ordinary share	3 Months Ended
Mar. 31, 2019
Earnings Per Share [Abstract]
Net income per ordinary share
Net income per ordinary share
Basic net income per ordinary share has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares. There is no difference in net income used for basic and diluted net income per ordinary share.
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended
	March 31, 2019	March 31, 2018
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	53,845,407	53,925,560
Effect of dilutive share options outstanding	297,103	1,060,230
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	54,142,510	54,985,790